UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, Principal Executive Officer

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Elm Market Navigator ETF
ELM (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Elm Market Navigator ETF for the period of February 10, 2025, to March 31, 2025. You can find additional information about the Fund at http://www.elmfunds.com/elm-market-navigator-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Elm Market Navigator ETF	$3	0.20%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$429,552,909
Number of Holdings	27
Portfolio Turnover	21%
30-Day SEC Yield	2.86%
30-Day SEC Yield Unsubsidized	2.84%
Visit http://www.elmfunds.com/elm-market-navigator-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Security Type Breakdown (% of net assets)

Top 10 Issuers	(% of net assets)
Schwab US TIPS ETF	17.6%
Vanguard Total Stock Market ETF	12.7%
Vanguard FTSE Emerging Markets ETF	11.6%
iShares 0-3 Month Treasury Bond ETF	10.8%
iShares Core MSCI Emerging Markets ETF	8.7%
Vanguard FTSE Europe ETF	7.4%
iShares Core S&P Total U.S. Stock Market ETF	6.8%
iShares Core MSCI Europe ETF	6.5%
iShares Core MSCI Pacific ETF	4.2%
iShares National Muni Bond ETF	2.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.elmfunds.com/elm-market-navigator-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Elm Partners Management LLC documents not be householded, please call toll-free at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Elm Market Navigator ETF	PAGE 1	TSR-SAR-81752T429

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

ELM MARKET NAVIGATOR ETF
TICKER SYMBOL: ELM
Semi-Annual Financial Statements and Additional Information
March 31, 2025

Elm Market Navigator ETF
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.4%
iShares 0-3 Month Treasury Bond ETF	460,359	$46,344,340
iShares Core MSCI Emerging Markets ETF	691,355	37,312,429
iShares Core MSCI Europe ETF	463,855	27,900,878
iShares Core MSCI Pacific ETF	291,318	18,131,632
iShares Core S&P Total U.S. Stock Market ETF	240,266	29,314,855
iShares Core U.S. Aggregate Bond ETF	1,800	178,056
iShares iBoxx $ Investment Grade Corporate Bond ETF	35,088	3,813,715
iShares MSCI EAFE Small-Cap ETF	47,880	3,041,816
iShares National Muni Bond ETF	88,230	9,302,971
JPMorgan BetaBuilders Canada ETF	122,862	8,792,005
Schwab International Small-Cap Equity ETF	76,317	2,738,254
Schwab U.S. REIT ETF	220,713	4,747,537
Schwab U.S. TIPS ETF	2,808,572	75,522,501
Vanguard FTSE All-World ex-US ETF	71,151	4,316,020
Vanguard FTSE Emerging Markets ETF	1,104,331	49,982,021
Vanguard FTSE Europe ETF	450,928	31,659,655
Vanguard FTSE Pacific ETF	46,635	3,379,172
Vanguard Real Estate ETF	944	85,470
Vanguard S&P 500 ETF	7,410	3,808,073
Vanguard Small-Cap ETF	35,117	7,787,195
Vanguard Total Bond Market ETF	58,451	4,293,226
Vanguard Total Stock Market ETF	198,425	54,535,127
Vanguard Value ETF	740	127,828
TOTAL EXCHANGE TRADED FUNDS (Cost $352,072,372)		427,114,776
	Par
U.S. TREASURY SECURITIES - 0.1%
U.S. Treasury Inflation Indexed Bonds
0.63%, 07/15/2032	$262,404	245,063
1.88%, 07/15/2034	40,496	40,885
TOTAL U.S. TREASURY SECURITIES (Cost $275,822)		285,948
	Shares
SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.27%(a)	1,096,665	1,096,665

	Par	Value
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill 3.87%, 12/26/2025(b)	$850,000	$825,322
TOTAL SHORT-TERM INVESTMENTS (Cost $1,918,419)		1,921,987
TOTAL INVESTMENTS - 99.9% (Cost $354,266,613)		$429,322,711
Other Assets in Excess of Liabilities - 0.1%		230,198
TOTAL NET ASSETS - 100.0%		$429,552,909

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation-Protected Securities
(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(b)	The rate shown is the annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Elm Market Navigator ETF
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$429,322,711
Receivable for fund shares sold	39,830,213
Interest receivable	1,968
Cash	376
Total assets	469,155,268
LIABILITIES:
Payable for investments purchased	39,538,233
Payable to Adviser	64,126
Total liabilities	39,602,359
NET ASSETS	$429,552,909
Net Assets Consists of:
Paid-in capital	$337,490,052
Total distributable earnings	92,062,857
Total net assets	$429,552,909
Net assets	$429,552,909
Shares issued and outstanding(a)	17,525,000
Net asset value per share	$24.51
Cost:
Investments, at cost	$354,266,613

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Elm Market Navigator ETF(a)
Statement of Operations
For the Period Ended March 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$580,055
Interest income	407,175
Total investment income	987,230
EXPENSES:
Investment advisory fees (See Note 3)	110,253
Total expenses before waiver	110,253
Less: expense waiver by Adviser (See Note 3)	(10,023)
Net expenses	100,230
Net investment income	887,000
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	16,119,759
Net change in unrealized appreciation/depreciation on investments	75,056,098
Net realized and unrealized gain on investments	91,175,857
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,062,857

(a)	Inception date of the Fund was February 10, 2025.
The accompanying notes are an integral part of these financial statements.

3

Elm Market Navigator ETF(a)
Statement of Changes in Net Assets
Period Ended March 31, 2025 (Unaudited)

OPERATIONS:
Net investment income	$887,000
Net realized gain on investments	16,119,759
Net change in unrealized appreciation/depreciation on investments	75,056,098
Net increase in net assets resulting from operations	92,062,857
CAPITAL TRANSACTIONS:
Subscriptions	358,015,640
Redemptions	(20,525,588)
Net increase in net assets from capital transactions(b)	337,490,052
Net increase in net assets	429,552,909
NET ASSETS:
Beginning of the period	—
End of the period	$429,552,909

(a)	Inception date of the Fund was February 10, 2025.
(b)	A summary of capital share transactions is as follows:

SHARES TRANSACTIONS
Subscriptions	18,350,000
Redemptions	(825,000)
Total increase in shares outstanding	17,525,000

The accompanying notes are an integral part of these financial statements.

4

Elm Market Navigator ETF(a)
Financial Highlights
Period ended March 31, 2025 (Unaudited)

PER SHARE DATA:
Net asset value, beginning of period	$24.99
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.06
Net realized and unrealized loss on investments(d)	(0.54)
Total from investment operations	(0.48)
Net asset value, end of period	$24.51
TOTAL RETURN, at NAV(e)	−1.91%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$429,553
Ratio of expenses to average net assets:
Before expense waiver(f)(g)	0.22%
After expense waiver(f)(g)	0.20%
Ratio of net investment income to average net assets(f)(g)	1.77%
Portfolio turnover rate(e)(h)	21%

(a)	Inception date of the Fund was February 10, 2025.
(b)	Calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized loss per share in the caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and does not reconcile with the aggregate gains in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

Elm Market Navigator ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Elm Market Navigator ETF (the “Fund”) is a diversified series having its own investment objectives and policies within the Trust. The Fund’s investment objective is long-term, risk-adjusted growth of capital. The Fund is an actively managed exchange traded fund (“ETF”) that seeks its investment objective by using Dynamic Index Investing®, a proprietary, rules-based asset allocation methodology designed by Elm Partners Management LLC (the “Adviser”). Investment advisory services are provided to the Fund by the Adviser, pursuant to an Investment Advisory Agreement (see Note 3). The Adviser is responsible for providing management oversight, investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing, and operations services to the Fund. All organizational costs incurred to establish the Fund and enable it to legally do business were borne by the Adviser and are not subject to reimbursement by the Fund.
The Fund commenced operations on February 10, 2025 by acquiring substantially all of the assets and liabilities of Elm Partners Portfolio LLC, an unregistered private investment fund (the “Predecessor Fund”), in a tax-free reorganization in which investors in the Predecessor Fund received shares of the Fund. The Predecessor Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. The Predecessor Fund commenced operations on December 30, 2011.
The Fund offers a single class of shares. The Fund is considered an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Fixed income securities, including short-term debt instruments having a maturity of less than 60 days, are valued, at the evaluated mean price between the bid and asked prices in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of a price from a Pricing Service, Fair Value will be determined. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional

6

Elm Market Navigator ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2025:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$427,114,776	$—	$ —	$427,114,776
U.S. Treasury Securities	—	285,948	—	285,948
Money Market Funds	1,096,665	—	—	1,096,665
U.S. Treasury Bills	—	825,322	—	825,322
Total Investments in Securities	$428,211,441	$1,111,270	$—	$429,322,711

As of the period ended March 31, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

C.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

D.
Security Transactions, Income and Amortization – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

7

Elm Market Navigator ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
E.
Allocation of Expenses – Expenses associated with a specific fund in the Trust are charged to that Fund. Common Trust expenses are typically allocated evenly between the funds of the Trust or by other equitable means.

F.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

G.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.22%.
The Adviser has contractually agreed to waive a portion of its management fee so that the effective rate of the management fee is 0.20%, instead of 0.22%, of the Fund’s average daily net assets through February 10, 2026. This waiver may not be terminated without the approval of the Trust’s Board of Trustees (the “Board”). This waiver should not be construed to be a permanent reduction of the management fees of the Adviser. The Adviser has waived its right to receive reimbursement of the portion of its management fees waived pursuant to this management fee waiver agreement.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for interest charges on any borrowings, dividends, and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”).
The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Board;

8

Elm Market Navigator ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. The Advisor has agreed to pay all expenses of the Fund’s Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of, and during the period ended March 31, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.
Distributions to Shareholders – The Fund intends to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended March 31, 2025, no such reclassifications were made between distributable earnings and paid-in capital.
5. DISTRIBUTION FEES
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.
6. SHARE TRANSACTIONS
Shares of the Fund are listed and trade on the New York Stock Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally for cash, but may also be issued and redeemed in kind for securities held by or eligible to be held by the Fund. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

9

Elm Market Navigator ETF
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.
7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales (excluding short-term investments), creations in-kind, and redemptions in-kind by the Fund for the period ended March 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
U.S. Government Securities	$—	$—	$—	$—
Other Securities	$146,811,493	$76,519,704	$87,349,181	$20,690,459

8. IN-KIND CONTRIBUTIONS
For the reorganization that occurred on February 10, 2025, the Fund received an in-kind contribution from the Predecessor Fund, which consisted of $82,823,207 of cash and $362,208,257 of securities which were recorded at their fair value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the original cost basis of securities for book and tax purposes to align its ongoing reporting. The cost of securities contributed to the Fund on February 10, 2025, was $263,005,669, resulting in $99,202,588 of net unrealized appreciation of investments. As a result of the in-kind contribution, the Fund issued 14,500,000 shares at a per share net asset value of $24.99.
9. NEW ACCOUNTING PRONOUNCEMENT
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no items require recognition or disclosure.

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ELM MARKET NAVIGATOR ETF
Additional Information
March 31, 2025 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/ .
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Fund trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund is available, without charge on the Fund’s website at https://www.elmfunds.com/elm-market-navigator-etf.

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ELM MARKET NAVIGATOR ETF
Additional Information
March 31, 2025 (Unaudited)(Continued)
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Trustee compensation is paid for by the Adviser pursuant to its Investment Advisory Agreement with the Fund. Additional information related to Trustee compensation is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
BOARD CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT
Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve the investment advisory agreement for any new fund of the Trust.
In this regard, at a meeting held on January 22-23, 2025 (the “Meeting”), the Board, including the Independent Trustees, considered and unanimously approved an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of its series, the Elm Market Navigator ETF (the “Fund”) and Elm Partners Management LLC (“Elm Wealth”), for an initial two-year term. The Fund is a newly organized investment portfolio of the Trust and successor to Elm Partners Portfolio LLC, an unregistered private investment fund managed by Elm Wealth (the “Predecessor Fund”). At the Meeting, the Board considered the factors and reached the conclusions described below in selecting Elm Wealth to serve as the Fund’s investment adviser and approving the Advisory Agreement.
In advance of the Meeting, Elm Wealth provided information to the Board in response to requests submitted to it by the Trust’s administrator, on behalf of the Trustees, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Elm Wealth included materials describing, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by Elm Wealth; (ii) the investment performance of the strategy to be used in managing the Fund; (iii) the Fund’s overall fees and operating expenses, including the proposed unified management fee payable to Elm Wealth, compared with those of a peer group of registered funds; (iv) Elm Wealth’s projected profitability; and (v) potential “fall-out” benefits Elm Wealth may receive based on its relationship with the Fund. In addition, the Board considered the materials and presentations from representatives of Elm Wealth, including Mr. James White, received at the Board’s meeting on October 23-24, 2024.
In considering and approving the Advisory Agreement, the Board considered the information it believed relevant, including, but not limited to, the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Elm Wealth, the Interested Trustee, and the Trust’s officers. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in reaching its determination.
NATURE, EXTENT AND QUALITY OF SERVICES
The Board received and considered various information regarding the nature, extent and quality of services to be provided to the Fund by Elm Wealth under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Elm Wealth’s plans with respect to the Fund’s investment process and investment strategy, the approach to security selection and the overall positioning of the Fund’s anticipated portfolio. In particular, the Board considered the Fund’s strategy of tactically investing in other

12

ELM MARKET NAVIGATOR ETF
Additional Information
March 31, 2025 (Unaudited)(Continued)
large, low-cost exchange-traded funds (“ETFs”). The Board also received and reviewed information about Elm Wealth’s history and organizational structure and about the Fund’s portfolio managers, Mr. Victor Haghani and Mr. James White, noting the background and experience of each.
The Board evaluated the ability of Elm Wealth, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance program and compliance record of Elm Wealth.
The Board considered the special attributes of the Fund as an ETF relative to a traditional mutual fund and the benefits that are expected to be realized from such a structure. The Board also considered the resources committed by Elm Wealth to support the on-going operations of the Fund.
INVESTMENT PERFORMANCE
The Board reviewed Elm Wealth’s process for identifying and selecting investments for inclusion in the Fund’s portfolio. The Board noted that the Fund is newly formed and did not have a prior performance record, but considered the performance of the Predecessor Fund, an unregistered private investment fund managed by Elm Wealth on a fully discretionary basis. The Board reviewed information regarding the performance track record of the Predecessor Fund, recognizing that the Fund is expected to assume the performance history of the Predecessor Fund. The Trustees noted the proposed portfolio managers of the Fund had each participated in the management of the Predecessor Fund. The Trust further noted that the investment objective, strategies and policies of the Fund are substantially similar to those of the Predecessor Fund.
FUND EXPENSES AND INVESTMENT MANAGEMENT FEE RATE
The Board received and considered information regarding the Fund’s proposed management fee and anticipated total operating expense ratio.
The Board considered the Fund’s anticipated net expense ratio in comparison to the average and median ratios of funds in (i) an expense group (the “Expense Group”) that was derived from information provided by Morningstar, Inc., an independent provider of investment company data, based on screening criteria applied by the Trust’s administrator in consultation with Elm Wealth and (ii) a group of competitor funds identified by Elm Wealth. The Board received a description of the methodology and screening criteria used by the Trust’s administrator to select the registered funds in the Expense Group. The Board considered the inherent limitations of comparisons to the Expense Group in light of uncertainty as to how the fees of other funds in the Expense Group are set and potentially material differences between the Fund and such other funds. The Board noted it would be able to reevaluate fees in the future in the context of future contract renewals.
The Board reviewed and considered the contractual investment management fee rate that would be payable by the Fund to Elm Wealth for investment advisory services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in the Expense Group. The Board noted the Management Fee Rate and overall net expense ratio of the Fund is below the Expense Group median and average. The Board also took into consideration the Fund’s “unified fee” structure, under which Elm Wealth would, in addition to providing investment management services, bear the costs of various third-party services necessary for the Fund to operate. The Board considered that, other than the management fee, Elm Wealth would pay all operating expenses of the Fund, except for certain costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that Elm Wealth has contractually agreed to waive a portion of its management fee for a period of one year following the commencement of operations of the Fund and has waived its right to receive reimbursement of these waived fees.
Based on its consideration of the factors and information it deemed relevant, including those described above, the Board determined that the Management Fee Rate is reasonable in light of the services to be covered by the Advisory Agreement.

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ELM MARKET NAVIGATOR ETF
Additional Information
March 31, 2025 (Unaudited)(Continued)
PROFITABILITY
The Board acknowledged that there is no actual information about Elm Wealth’s profitability earned from the Fund but considered information about Elm Wealth’s projected profitability in managing the Fund based on a set of assumptions. The Board noted that it would have an opportunity to review information about actual profitability earned from the Fund in the context of future contract renewals.
ECONOMIES OF SCALE
With respect to possible economies of scale, the Board considered that the Fund had not yet commenced operations. The Board noted that the amount and structure of the Fund’s unified fee contemplates a sharing of economies of scale with Fund shareholders. The Board also considered that any reduction in fixed costs associated with the management of the Fund would benefit Elm Wealth due to the unified fee structure of the Fund, but that the unified fee would protect shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals.
OTHER BENEFITS TO ELM WEALTH
The Board received and considered information regarding potential “fall-out” or ancillary benefits to Elm Wealth as a result of its relationship with the Fund.
CONCLUSION
After considering the above-described factors and based on its deliberations and its evaluation of the information described above, among other information and factors deemed relevant by the Board, the Board unanimously approved the Advisory Agreement for an initial two-year term.

14

Investment Adviser
Elm Partners Management LLC
50 South 16th Street, Suite 1700
Philadelphia, PA 19102
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Fund Accountant
and Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, NW
Washington, DC 20004

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Board Consideration of Investment Advisory Agreement under Item 7(a) of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan L. Roell
Ryan L. Roell, Principal Executive Officer

Date	6/5/2025

By (Signature and Title)	/s/ Douglas Schafer
Douglas Schafer, Principal Financial Officer

Date	6/4/2025